Inventories - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Valuation Reserve [Member]
Disclosure of Inventories [Line Items]
Provision	R$ 25,035	R$ 24,745